Long-Term Debt (Narrative) (Details) (USD $)	12 Months Ended	3 Months Ended			12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Nov. 19, 2013
Debt Instrument [Line Items]
Line of Credit Facility, Amount Outstanding	$ 137,292,000				$ 72,547,000
1.00% Convertible senior notes due December 2020	225,370,000				216,635,000
Equipment financing notes	35,000				1,332,000
Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Current borrowing capacity under revolving credit facility	375,000,000
Maximum borrowing capacity under revolving credit facility	500,000,000
Sub-limit of revolving credit facility, letter of credit	30,000,000
Line Of Credit Facility Swingline Sublimit	25,000,000
Sub-limit of revolving credit facility, foreign currency	125,000,000
Percentage of stock in foreign subsidiaries used as collateral	66.00%
Percentage of EBITDA	40.00%
Line of Credit Facility, Amount Outstanding	137,300,000
Available borrowing capacity	235,600,000
Debt Instrument, Senior Secured Leverage Ratio, Covenant	2.25
Debt Instrument, Fixed Charge Coverage Ratio, Covenant	1.50
Letter Of Credit United Kindom Overdraft Facility [Member]
Debt Instrument [Line Items]
Letter of credit posted	2,000,000
Letter Of Credit Canadian Processing Contract [Member]
Debt Instrument [Line Items]
Letter of credit posted	100,000
Senior subordinated notes due September 2018 [Member]
Debt Instrument [Line Items]
Senior notes					200,000,000
Notes stated interest percentage	8.25%
Debt Instrument, Repurchased Face Amount During the Period		115,400,000	64,000,000	20,600,000
DebtI nstrument Repurchased, Percentage of Principal		104.125%
Write off of Deferred Debt Issuance Cost	3,900,000
Gain (Loss) on Repurchase of Debt Instrument	9,100,000
Convertible senior notes due December 2020 [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross	287,500,000				287,500,000
Debt instrument original face amount	250,000,000
1.00% Convertible senior notes due December 2020	225,370,000				216,635,000
Debt Instrument, Convertible, Carrying Amount of the Equity Component	62,100,000					71,700,000
Debt Instrument, Convertible, Carrying Amount of the Debt Component						215,800,000
Debt instrument over allotment exercise period	13 days
Debt instrument over allotment face value					37,500,000
Proceeds from Debt, net of issuance costs					254,200,000
Notes stated interest percentage	1.00%
Effective interest rate percentage	5.26%
Debt Instrument, Convertible, Conversion Price	$ 52.35
Debt Instrument, Convertible, Conversion Ratio per $1,000 Par Value	19.1022
Notes par value	287,500,000
Debt Instrument, Convertible, Number of Shares	5,500,000				665,994
Debt Instrument, Convertible, Threshold percentage of stock price that triggers conversion	135.00%
Debt Instrument Convertible Threshold Trading Days 1	20 days
Debt Instrument, Convertible, Threshold Consecutive Trading Days	30 days
Debt Instrument, Convertible, Consecutive Trading Days Available for Conversion 2	10 days
Debt Instrument, Convertible, Threshold Consecutive Trading Days 2	5 days
Debt Instrument, Convertible, Threshold Percentage of Conversion 2	98.00%
Warrant strike price	$ 73.29
5.125% Senior notes due August 2022 [Member]
Debt Instrument [Line Items]
Debt instrument original face amount	250,000,000
Senior notes	$ 250,000,000
Notes stated interest percentage	5.125%
Minimum [Member] | Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Debt Instrument, Total Net Leverage Ratio, Covenant	3.0
Minimum [Member] | Revolving Credit Facility [Member] | Base Rate [Member]
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate	0.00%
Minimum [Member] | Revolving Credit Facility [Member] | London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate	1.00%
Maximum [Member] | Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Debt Instrument, Total Net Leverage Ratio, Covenant	4.00
Maximum [Member] | Revolving Credit Facility [Member] | Base Rate [Member]
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate	1.25%
Maximum [Member] | Revolving Credit Facility [Member] | London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate	2.25%